Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 545	$ 1,693
Restricted cash, current portion	255	141
Inventories	807	1,016
Trade accounts receivable, net	2,585	703
Prepayments and other assets	115	342
Total current assets	4,307	3,895
FIXED ASSETS, NET:
Vessels, net	107,992	115,774
Total fixed assets, net	107,992	115,774
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	3,404	4,859
Financial derivative instrument	28
Deferred charges, net	740	285
Prepayments and other assets	146
Total other non-current assets	4,318	5,144
Total assets	116,617	124,813
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	4,333	7,304
Trade accounts payable	4,746	2,293
Due to related parties	3,402	2,125
Hire collected in advance	422
Accrued and other liabilities	642	809
Total current liabilities	13,545	12,531
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	58,129	59,126
Promissory note	5,000	5,000
Total non-current liabilities	63,129	64,126
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 20,877,893 and 21,060,190 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	21	21
Additional paid-in capital	74,767	74,766
Accumulated deficit	(34,845)	(26,631)
Total stockholders' equity	39,943	48,156
Total liabilities and stockholders' equity	$ 116,617	$ 124,813